UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2003

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

              --------------------------------------------


Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------

Title:        Chief Financial Officer
              --------------------------------------------

Phone:        212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Leo Kirby            New York, N.Y.       September 19, 2003
---------------------  --------------------  --------------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               ------------------

Form 13F Information Table Entry Total:               28
                                               ------------------

Form 13F Information Table Entry Value:             255,506
                                               ------------------
                                                  (thousands)


List of Other Included Managers:  None

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

                COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7

                                                                   VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      (x1000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS
--------------                        --------------   -----      -------      -------    ---    ----  ----------  --------

Aclara Biosciences                       COM           00461P106        98        23,199   SH          SOLE
Alexion Pharmaceuticals                  COM           015351109     2,884       169,663   SH          SOLE
Amylin Pharmaceuticals                   COM           032346108    23,413     1,064,232   SH          SOLE
Arena Pharmaceuticals                    COM           040047102       272        40,800   SH          SOLE
Autoimmune                               COM           052776101        42        26,100   SH          SOLE
Encysive Pharmaceuticals                 COM           29256X107       379        79,312   SH          SOLE
Exelixis                                 COM           30161Q104       136        19,709   SH          SOLE
Human Genome Sciences                    COM           444903108     4,174       329,977   SH          SOLE
Incyte                                   COM           45337C102     8,125     1,671,870   SH          SOLE
Intrabiotics Pharmaceuticals             COM           46116T506       215        53,688   SH          SOLE
King Parmaceuticals                      COM           495582108     1,771       120,000   SH          SOLE
Kosan Biosciences                        COM           50064W107       169        28,935   SH          SOLE
Medarex                                  COM           583916101       900       138,111   SH          SOLE
Neurogen                                 COM           64124E106     3,272       683,100   SH          SOLE
Pharmacyclics                            COM           716933106       167        35,300   SH          SOLE
Praecis Pharmaceuticals                  COM           739421105       245        50,100   SH          SOLE
Regeneron Pharmaceutical                 COM           75886F107    21,365     1,355,651   SH          SOLE
Salix Pharmaceuticals                    COM           795435106     1,882       181,133   SH          SOLE
Symyx Technologies                       COM           87155S108       205        12,458   SH          SOLE
Tanox                                    COM           87588Q109     2,451       153,084   SH          SOLE
Third Wave Technologies                  COM           88428W108       146        32,357   SH          SOLE
Trimeris                                 COM           896263100   151,278     3,316,052   SH          SOLE
Tularik                                  COM           899165104     3,635       367,181   SH          SOLE
Ventiv Health                            COM           922793104       112        27,300   SH          SOLE

Alkermes Conv Notes 6.52% 12/31/09       CONV BONDS    01642TAC2     4,991     3,372,000   PRN         SOLE
CV Therapeutics 4.75% 3/7/07             CONV BONDS    126667AB0     1,890     2,000,000   PRN         SOLE
Incyte Notes 5.5% 3/01/2007              CONV BONDS    45337CAC6     3,594     5,000,000   PRN         SOLE
Regeneron Pharmaceuticals
Conv Notes 5.5% 10/17/08 (144A)          CONV BONDS    75886FAB3    17,696    18,800,000   PRN         SOLE
                                                                   -------
                                                                   255,506
                                                                   =======

                                                                COLUMN 8
                                                            VOTING AUTHORITY

NAME OF ISSUER                                            SOLE      SHARED    NONE
--------------                                            ----      ------    ----

Aclara Biosciences                                        23,199
Alexion Pharmaceuticals                                  169,663
Amylin Pharmaceuticals                                 1,064,232
Arena Pharmaceuticals                                     40,800
Autoimmune                                                26,100
Encysive Pharmaceuticals                                  79,312
Exelixis                                                  19,709
Human Genome Sciences                                    329,977
Incyte                                                 1,671,870
Intrabiotics Pharmaceuticals                              53,688
King Parmaceuticals                                      120,000
Kosan Biosciences                                         28,935
Medarex                                                  138,111
Neurogen                                                 683,100
Pharmacyclics                                             35,300
Praecis Pharmaceuticals                                   50,100
Regeneron Pharmaceutical                               1,355,651
Salix Pharmaceuticals                                    181,133
Symyx Technologies                                        12,458
Tanox                                                    153,084
Third Wave Technologies                                   32,357
Trimeris                                               3,316,052
Tularik                                                  367,181
Ventiv Health                                             27,300

Alkermes Conv Notes 6.52% 12/31/09                     3,372,000
CV Therapeutics 4.75% 3/7/07                           2,000,000
Incyte Notes 5.5% 3/01/2007                            5,000,000
Regeneron Pharmaceuticals
Conv Notes 5.5% 10/17/08 (144A)                       18,800,000